Events After the Reporting Period	12 Months Ended
Dec. 31, 2025
Events After the Reporting Period [Abstract]
Events after the reporting period

24. Events after the reporting period

(1)	On January 2, 2026, the Company has entered into an agreement with a related party to develop Robotics AI Platform amounted to USD 10,000,000. On April 7, 2026, both parties agreed to settle the sum of USD 2,000,000 via issuance of 4,000,000 Agroz Inc. ordinary shares with a par value of USD 0.0001, at an issue price of USD 0.50 per share. On June 29, 2026, both parties agreed to settle the sum of USD 3,000,000 via issuance of 6,000,000 Agroz Inc. Class A ordinary shares with a par value of USD 0.0001, at an issue price of USD 0.50 per share.

(2)	On January 12, 2026, the Company has entered into an agreement with a third party to develop Robotics AI Platform amounted to USD 2,500,000. On May 14, 2026, both parties agreed to settle the sum of USD 2,500,000 via issuance of 5,000,000 Agroz Inc. Class A ordinary shares with a par value of USD 0.0001, at an issue price of USD 0.50 per share.

(3)	On February 10, 2026, the Company has entered into a note purchase agreement amounted to USD 3,330,000 that carries interest rate of 9.0% per annum for six months. On August 10, 2026, the Company requested to extend the maturity date by three months which lead to additional interest of 7.5% per annum.

(4)	On June 24, 2026, Agroz Inc. (the “Company”) filed its Second Amended and Restated Memorandum and Articles of Association (“Amended Articles”), which amended and restated the Company’s Amended and Restated Memorandum and Articles of Association to amend and increase the Company’s authorized share capital as follows: from US$11,500, divided into 100,000,000 Ordinary Shares of a par value of US$0.0001 each and 15,000,000 Redeemable Convertible Preference Shares of a par value of US$0.0001 each, to US$102,000, divided into 1,000,000,000 Class A Ordinary Shares of a par value of US$0.0001 each, 5,000,000 Class B Ordinary Shares of a par value of US$0.0001 each and 15,000,000 Redeemable Convertible Preference Shares of a par value of US$0.0001 each (“RCPS”), by: (a) the re-designation of 100,000,000 Ordinary Shares of a par value of US$0.0001 each as Class A Ordinary Shares of a par value of US$0.0001 each (“Class A Ordinary Shares”), (b) the creation of 900,000,000 Class A Ordinary Shares of a par value of US$0.0001 each, and (c) the creation of 5,000,000 Class B Ordinary Shares of a par value of US$0.0001 each (“Class B Ordinary Shares”), each with the rights and subject to the restrictions set forth in the Amended Articles.

(5)	Anticipated reverse stock split:

On August 27, 2026, the Board of Directors of the Company unanimously approved a written resolution implementing a 1-for-20 (20-to-1) reverse stock split of the Company’s issued and outstanding ordinary shares, pursuant to the authority granted under the Company’s Amended and Restated Articles of Association. Under the terms of the reverse stock split, every twenty (20) shares of ordinary shares issued and outstanding immediately prior to the effective date were automatically reclassified, combined, and converted into one (1) validly issued, fully paid, and non-assessable ordinary share (1:20 ratio). No fractional shares were issued; in lieu thereof, any fractional share resulting from the 1-for-20 combination was rounded up to the next whole ordinary share. The authorized share capital and the par value per share of the ordinary shares remained unchanged at USD 0.0001 per share. The reverse stock split is scheduled to become legally effective on September 29, 2026.

Because the reverse stock split becomes legally effective on September 29, 2026, it is recognized as a non-adjusting subsequent event under IAS 10. Accordingly, the consolidated financial statements and historical earnings per share disclosures remain presented on a historical pre-split basis.

The table below sets forth the historical pre-split and unaudited pro forma post-split effects of the 1-for-20 reverse stock split on basic and diluted earnings per share, as if the transaction had taken place on January 1, 2023:

	For the years ended December 31,
Financial metric	2023 (MYR)	2024 (MYR)	2025 (MYR)	2025 (USD)

Profit attributable to ordinary shareholders	3,754,385	3,512,168	6,583,003	1,623,029
Add: Effect on interest expenses of AI RCPS	100,648	—	—	—
Net earnings used in the computation of diluted earnings per share	3,855,033	3,512,168	6,583,003	1,623,029

Historical Pre-Split Basis (Audited):
Weighted average number of ordinary shares (Basic)	20,000,000	20,031,151	20,753,924	20,753,924
Weighted average number of ordinary shares (Diluted)	20,067,069	20,031,151	20,753,924	20,753,924
Basic and diluted earnings per share	MYR 0.19	MYR 0.18	MYR 0.32	USD 0.08

Pro Forma Post-Split Basis (1-for-20) (Unaudited):
Pro forma weighted average ordinary shares (Basic & Diluted)	1,000,000	1,001,558	1,037,696	1,037,696
Pro forma basic and diluted earnings per share	MYR 3.75	MYR 3.51	MYR 6.34	USD 1.56